Earnings per share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share

11. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	Six months ended June 30,
	2013	2014
	US$	US$
	(Unaudited)	(Unaudited)
Numerator:
Net income	65,976,255	21,472,519
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic	65,976,255	21,472,519
Interest expense associated with the Convertible Note	-	1,424,011
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted	65,976,255	22,896,530
Denominator:
Number of shares outstanding, basic	142,437,384	154,136,492
Convertible Note	-	25,253,670
Stock options	2,190,548	704,542

Number of shares outstanding—diluted	144,627,932	180,094,704

Basic earnings per share	0.46	0.14

Diluted earnings per share	0.46	0.13

During the period ended June 30, 2014, 3,913,982 (June 30, 2013: 1,633,868) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.